Significant Accounting Policies - Schedule of basic and diluted net income (loss) per share, Parenthetical (Q1) (Details) - $ / shares	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) [Line Items]
Diluted net income per share	$ 0.02	$ 0.15	$ 0.06	$ 0.3
Common stock subject to possible redemption [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) [Line Items]
Diluted net income per share	0.02	0.15	0.06	0.3
Common Stock [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) [Line Items]
Diluted net income per share	$ 0.02	$ 0.15	$ 0.06	$ 0.3